Additional Information: Condensed Financial Statements Of The Company (Condensed Balance Sheets) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	75,000,000	75,000,000
Common Stock, Shares, Issued	60,705,823	56,533,118
The Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares, Issued	60,705,823	56,533,118